OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2019	2018
Oil derivative instrument (see note 24)	45,640	84,730
Operating lease right-of-use-assets (1)	9,847	—
Foreign exchange swap (see note 24)	214	—
Mark-to-market interest rate swaps valuation (see note 24)	8	6,298
Investment in OLT-O (2)	—	7,347
Other non-current assets (3)	24,700	40,729
	80,409	139,104

(1) Following the adoption of ASC 842, the balance sheet presents right-of-use-assets which mainly comprise of our office leases. This standard has been adopted under a modified retrospective transition approach as of January 1, 2019.

(2) Investment in OLT-O refers to our investment in an Italian incorporated unlisted company which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy, representing a 2.7% interest in OLT-O’s issued share capital. In May 2019, a major shareholder sold its shareholding which triggered a re-assessment of the carrying value of our investment in OLT-O. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O in the year ended December 31, 2019.
(3) "Other non-current assets" as of December 31, 2019 includes payments made for long lead items ordered in preparation for the conversion of the Viking into an FSRU. As of December 31, 2019 the aggregate carrying value of Viking long lead items was $16.2 million.